John Hancock Disciplined Value Global Long Short Fund N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	John Hancock Investment Trust
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Aug. 01, 2025